Note 9 - Fair Value Measurements (Details Textual) - USD ($)		3 Months Ended		8 Months Ended
	Oct. 24, 2016	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Feb. 28, 2014
Time Deposits, at Carrying Value					$ 53,000
Time Deposits, Annual Interest Rate					0.10%
Time Deposits, Interest Rate, Renewal Term	240 days
Asset Impairment Charges		$ 0	$ 0	$ 0